FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS

13. FINANCIAL INSTRUMENTS

Fair values

The Company’s financial instruments include cash and cash equivalents, trade and other receivables, accounts payable, the credit facility, short-term loans and convertible debt. The carrying amounts of cash and cash equivalents, trade and other receivables, accounts payable, the credit facility, and short-term loans approximate fair value due to their short term nature. The embedded derivatives related to the convertible debt are the only instruments measured at fair value through profit and loss in accordance with IFRS 9 – Financial Instruments. The fair value of the host debenture as at September 30, 2023 is $2,290 if it was a standalone instrument.

The following table summarizes the carrying values and fair values of the Company’s financial instruments:

	September 30, 2023	December 31, 2022
	$	$
Assets:
Measured at amortized cost (i)	9,467	4,277
Liabilities:
Amortized cost (ii)	36,071	14,109
Fair value through P&L (iii)	739	—

(i)       Cash and cash equivalents, and trade and other receivables

(ii)      Accounts payable and accrued liabilities, current loans, and lease obligations.

(iii)     Embedded derivatives related to convertible debt (only financial instrument carried at fair value)

The Company classifies its fair value measurements in accordance with the three-level fair value hierarchy. The measurement is classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly (i.e. as prices) or indirectly (i.e. derived from prices), and

Level 3 – Inputs that are not based on observable market data

The Company valued the derivatives associated with the convertible debt (iii) as a level 3 instrument. The Company used the binomial tree method to determine the fair value of the embedded derivatives attributed to the convertible debt (Note 9).